Share Capital and Share Premium (Details) - Schedule of series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock	12 Months Ended
Dec. 31, 2021 USD ($) shares
Preferred A [Member]
Share Capital and Share Premium (Details) - Schedule of series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock [Line Items]
Beginning balance shares | shares
Beginning balance amount | $
New issued during the year shares | shares	1,500,000
New issued during the year amount | $	$ 1,500,000
Converted to common stock shares | shares	(260,000)
Converted to common stock amount | $	$ (260,000)
Ending balance shares | shares	1,240,000
Ending balance amount | $	$ 1,240,000
Preferred C [Member]
Share Capital and Share Premium (Details) - Schedule of series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock [Line Items]
Beginning balance shares | shares
Beginning balance amount | $
New issued during the year shares | shares	150,000
New issued during the year amount | $	$ 1,500,000
Converted to common stock shares | shares
Converted to common stock amount | $
Ending balance shares | shares	150,000
Ending balance amount | $	$ 1,500,000
Preferred D [Member]
Share Capital and Share Premium (Details) - Schedule of series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock [Line Items]
Beginning balance shares | shares
Beginning balance amount | $
New issued during the year shares | shares	100,000
New issued during the year amount | $	$ 3,900,000
Converted to common stock shares | shares	(20,000)
Converted to common stock amount | $	$ (780,000)
Ending balance shares | shares	80,000
Ending balance amount | $	$ 3,120,000